ProFunds
7272 Wisconsin Ave, 21st Floor
Bethesda, Maryland 20814
November 28, 2022
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Re:
ProFunds - File Nos.: 333-28339 and 811-08239 Rule 497(j) Filing
Dear Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the form of Prospectuses and Statements of Additional Information for the ProFunds (the “Trust”) do not differ from those contained in Post-Effective Amendment No. 127 to the Registration Statement of the Trust, which was filed electronically with the Securities and Exchange Commission on November 23, 2022 (Accession No. 0001683863-22-007228).
Questions related to this filing may be directed to my attention at (240) 497-6400.
Sincerely,
/s/ Kristen Freeman
Kristen Freeman
Senior Director, Counsel
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